Administrative Expenses - Summary of Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling General And Administrative Expense [Abstract]
Labour costs	€ 17,342	€ 15,578	€ 19,060
Professional services costs	3,690	4,409	4,761
Indirect taxes	3,617	2,354	2,261
Depreciation and amortization	1,657	1,580	1,585
Office and software maintainance	1,784	1,502	1,385
Travel expenses	1,388	868	2,226
Directors and audit committee fees	1,868	736	831
Mail and Phone	519	523	622
Printing and Stationery	354	278	381
Government grants related to PPE	(54)	(49)	(163)
Other	1,137	1,665	1,077
Total	€ 33,302	€ 29,444	€ 34,026